Capital Management (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CapitalManagementLineItems [Line Items]
Gross debt decreased	$ 58,743,000,000	$ 75,538,000,000
Events After Reporting Period [Member]
CapitalManagementLineItems [Line Items]
Description of shareholders dividends policy	The Company's goal of reducing gross debt (composed of current and non-current finance debt and lease liability) to US$ 60 billion by 2022 was met in September 2021, which, in accordance with the Shareholders Dividends Policy, allows the distribution to its shareholders of 60% of the difference between net cash provided by operating activities and acquisition of PP&E and intangibles assets.
Gross debt to be reduced	$ 60,000,000,000